Intangible Assets	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Intangible Assets

Note 7: Intangible Assets

The Company owns a patent with a book value at the acquisition date of $15,000. The patent was acquired in the period ending September 30, 2012 and has a remaining life of 15 years.

Note 6: Intangible Assets

The Company owns a patent with a book value at the acquisition date of $15,000. The patent was acquired in the period ending September 30, 2012 and is being amortized over 16 years at a monthly amortization expense of $78. Accumulated amortization at December 31, 2013 was $1,250.